NAVIGATOR FUNDS



NAVIGATOR VALUE TRUST                   NAVIGATOR GLOBAL GOVERNMENT TRUST
NAVIGATOR TOTAL RETURN TRUST            NAVIGATOR INTERNATIONAL EQUITY TRUST
NAVIGATOR SPECIAL INVESTMENT TRUST      NAVIGATOR EMERGING MARKETS TRUST
NAVIGATOR AMERICAN LEADING COMPANIES    NAVIGATOR MARYLAND TAX-FREE INCOME
    TRUST                                    TRUST
NAVIGATOR BALANCED TRUST                NAVIGATOR PENNSYLVANIA TAX-FREE INCOME
NAVIGATOR U.S. GOVERNMENT INTERMEDIATE-      TRUST
    TERM PORTFOLIO                      NAVIGATOR TAX-FREE INTERMEDIATE-TERM
NAVIGATOR INVESTMENT GRADE INCOME            INCOME TRUST
    PORTFOLIO
NAVIGATOR HIGH YIELD PORTFOLIO


               SUPPLEMENT TO THE CURRENT PROSPECTUS

     Each Fund has adopted revisions to the eligibility requirements for its Navigator Class of shares. The revised eligibility requirements are as follows:

     Effective February 25, 1998, the Navigator Class of shares, as described in the current Prospectus, is currently offered for sale only to institutional clients of the Fairfield Group, Inc. ("Fairfield") for investment of their own monies and monies for which they act in a fiduciary capacity, to clients of Legg Mason Trust Company ("Trust Company") for which Trust Company exercises discretionary investment management responsibility (such institutional investors are referred to collectively as "Institutional Clients" and accounts of the customers with such Institutional Clients ("Customers") are referred to collectively as "Customer Accounts"), to qualified retirement plans managed on a discretionary basis and having net assets of at least $200 million, and to any qualified retirement plan of Legg Mason, Inc. or of any of its affiliates.

     With respect to Navigator U.S. Government Intermediate-Term Portfolio, Navigator Investment Grade Income Portfolio and Navigator High Yield Portfolio, the Navigator Class of shares is also offered to clients of Bartlett & Co. ("Bartlett") who, as of December 19, 1996, were shareholders of Bartlett Short Term Bond Fund or Bartlett Fixed Income Fund and for whom Bartlett acts as an ERISA fiduciary.

        THE DATE OF THIS SUPPLEMENT IS FEBRUARY 25, 1998.

                        NAVIGATOR FUNDS



NAVIGATOR VALUE TRUST                   NAVIGATOR GLOBAL GOVERNMENT TRUST
NAVIGATOR TOTAL RETURN TRUST            NAVIGATOR INTERNATIONAL EQUITY TRUST
NAVIGATOR SPECIAL INVESTMENT TRUST      NAVIGATOR EMERGING MARKETS TRUST
NAVIGATOR AMERICAN LEADING COMPANIES    NAVIGATOR MARYLAND TAX-FREE INCOME
   TRUST                                   TRUST
NAVIGATOR BALANCED TRUST                NAVIGATOR PENNSYLVANIA TAX-FREE
NAVIGATOR U.S. GOVERNMENT INTERMEDIATE-    INCOME TRUST
   TERM PORTFOLIO                       NAVIGATOR TAX-FREE INTERMEDIATE-TERM
NAVIGATOR INVESTMENT GRADE INCOME          INCOME TRUST
   PORTFOLIO
NAVIGATOR HIGH YIELD PORTFOLIO


  SUPPLEMENT TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION

     Each Fund has adopted revisions to the eligibility requirements for its Navigator Class of shares. The revised eligibility requirements are as follows:

     Effective February 25, 1998, the Navigator Class of shares, as described in the current Statement of Additional Information, is currently offered for sale only to institutional clients of the Fairfield Group, Inc. ("Fairfield") for investment of their own monies and monies for which they act in a fiduciary capacity, to clients of Legg Mason Trust Company ("Trust Company") for which Trust Company exercises discretionary investment management responsibility (such institutional investors are referred to collectively as "Institutional Clients" and accounts of the customers with such Institutional Clients ("Customers") are referred to collectively as "Customer Accounts"), to qualified retirement plans managed on a discretionary basis and having net assets of at least $200 million, and to any qualified retirement plan of Legg Mason, Inc. or of any of its affiliates.

     With respect to Navigator U.S. Government Intermediate-Term Portfolio, Navigator Investment Grade Income Portfolio and Navigator High Yield Portfolio, the Navigator Class of shares is also offered to clients of Bartlett & Co. ("Bartlett") who, as of December 19, 1996, were shareholders of Bartlett Short Term Bond Fund or Bartlett Fixed Income Fund and for whom Bartlett acts as an ERISA fiduciary.

        THE DATE OF THIS SUPPLEMENT IS FEBRUARY 25, 1998.